SCHEDULE OF WARRANTS OUTSTANDING (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Accumulated Other Comprehensive Income (Loss) [Line Items]
Weighted average remaining life, Outstanding			5 years 1 month 6 days
Warrant [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrant shares outstanding at beginning	4,668	15,528	3,619
Weighted average exercise Price, Outstanding at beginning	$ 6,440.40	$ 2,122.20	$ 10,504.80
Weighted average remaining life, Outstanding	3 years 2 months 12 days	2 years 8 months 12 days	4 years 7 months 6 days	3 years 7 months 6 days
Intrinsic Value, Outstanding beginning			$ 5,514
Warrant shares outstanding, Issued	742,238		12,841
Weighted average exercise price, Issued	$ 13.49		$ 246.60
Warrant shares outstanding, Exercised	(240,611)	(10,856)	(678)
Weighted average exercise price, Exercised	$ 9.32	$ 246.60	$ 246.60
Warrant shares outstanding, Forfeited	(408)		(254)
Weighted average exercise price, Forfeited	$ 6,730.20		$ 20,070.00
Warrant shares outstanding, Issued
Warrant shares outstanding, Expired		(4)
Weighted average exercise price, expired		$ 28,800.00
Warrant shares outstanding at end	505,887	4,668	15,528	3,619
Weighted average exercise Price, Outstanding at end	$ 68.73	$ 6,440.40	$ 2,122.20	$ 10,504.80
Intrinsic Value, Outstanding ending				$ 5,514
Warrant shares outstanding, Exercisable	87,588	4,668
Weighted average exercise price, Exercisable	$ 344.10	$ 6,440.40
Weighted average remaining life, Exercisable	2 years 9 months 18 days	2 years 8 months 12 days
Intrinsic value, exercisable